Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 320,337	$ 398,880
Provision for credit losses	128,931	27,406
Recovery of accounts receivable	(256,441)	(107,191)
Foreign currency translation adjustments		1,242
Balance at end of the year	$ 192,827	$ 320,337